UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6424

Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.5% (1.6% of Total Investments)
$ 10,785	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B+	$ 9,250,510

	Education and Civic Organizations – 22.8% (14.9% of Total Investments)
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	1,317,100
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,470,563
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	2,048,560
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	2,496,854
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	3,101,539
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
5,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,675,100
	Facilities, Series 2011A, 5.000%, 7/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,165,600
745	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	811,245
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	11,678,400
	2011A, 5.000%, 10/01/41
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	2,136,960
	Series 2011, 5.750%, 11/01/40 – AGM Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	Aa3	3,357,300
	5.000%, 7/01/38 – AGC Insured
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	995,330
	2010, 5.250%, 7/01/30
1,005	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	1,112,435
	5.000%, 7/01/32 – AMBAC Insured
3,300	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,939,144
	2009A, 5.250%, 7/01/34
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	4,345,050
	2009B, 5.000%, 7/01/39
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,414,412
	University, Series 2010A, 5.000%, 7/01/40
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	988,088
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	796,755
705	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	798,356
	University, Tender Option Bond Trust 3127, 13.023%, 1/01/14 – AMBAC Insured (IF)
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	3/13 at 100.00	BBB	4,789,182
	Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	2,008,620
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	3,242,333
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	1,279,504
9,840	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	10,265,777
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	6,002,078
1,000	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A,	5/22 at 100.00	BBB+	1,100,520
	5.000%, 5/01/42
4,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	4,577,920
	5.375%, 7/01/41 – AGM Insured
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	1,221,187
	Series 2010A, 5.125%, 9/01/40
77,215	Total Education and Civic Organizations			85,135,912
	Financials – 1.5% (1.0% of Total Investments)
4,955	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	5,788,381
	2005, 5.250%, 10/01/35
	Health Care – 8.9% (5.8% of Total Investments)
2,655	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A3	3,211,063
	6.125%, 11/15/30
820	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	1,014,758
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
2,325	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	2,629,668
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,695	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,857,131
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,075,170
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	2,408,738
	Hospital, Series 2005, 4.900%, 8/15/31
2,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	2,222,000
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	2,006,820
	2007B, 5.125%, 7/01/37 – AGC Insured
2,400	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	2,590,128
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	1,051,632
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,288,756
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,814,392
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,082,838
2,105	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	2,404,394
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,563,976
	2010-C2, 6.125%, 11/01/37
30,010	Total Health Care			33,221,464
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	1,593,630
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	1,658,775
5,515	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	5,982,617
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB) (4)
675	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	731,329
	Series 2010D-1A, 5.000%, 11/01/42
70	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	3/13 at 100.00	AA–	70,180
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
9,260	Total Housing/Multifamily			10,036,531
	Tax Obligation/General – 9.6% (6.3% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,514,565
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	813,726
4,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	4,710,160
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/31	8/22 at 100.00	AA	1,186,080
2,000	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1, 5.000%, 10/01/32	No Opt. Call	AA	2,368,380
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	3/13 at 100.00	AA	5,021
5	5.000%, 8/01/16 – FGIC Insured	3/13 at 100.00	AA	5,020
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	4,513,718
	FGIC Insured
7,500	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/29	10/21 at 100.00	AA	8,845,650
3,335	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	3,957,511
	5.000%, 4/01/29
	New York City, New York, General Obligation Bonds, Series 2004E:
3,350	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,623,896
1,700	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,838,992
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB+	2,456,761
31,635	Total Tax Obligation/General			35,839,480
	Tax Obligation/Limited – 60.6% (39.7% of Total Investments)
2,330	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	3/13 at 100.00	N/R	2,338,598
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
1,645	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	Aa3	1,689,037
	System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	3/13 at 100.00	AA–	1,049,034
1,100	5.250%, 8/15/21 – AGM Insured	3/13 at 100.00	AA–	1,104,180
365	5.250%, 8/15/22 – AGM Insured	3/13 at 100.00	AA–	366,361
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,853,025
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,512,819
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,300,236
15	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/23 at 100.00	A+	15,058
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	4,657,160
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA–	2,219,408
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
6,670	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	7,625,811
	Purpose Series 2011C, 5.000%, 3/15/41
12,385	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/22 at 100.00	AAA	14,668,794
	Purpose Series 2012D, 5.000%, 2/15/31
50	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	54,772
	2005F, 5.000%, 3/15/21 – AGM Insured
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA–	3,777,246
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA–	6,924,780
1,670	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	1,933,843
2,420	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	2,864,070
	City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
6,530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	7,759,730
	2011A, 5.750%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
14,635	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	15,482,952
2,100	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	2,233,308
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	1,230,090
	Series 2002A, 5.750%, 7/01/18 – AGM Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bond, Series	No Opt. Call	AA–	1,230,090
	2002A, 5.750%, 7/01/18 – AGM Insured (UB)
9,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,609,300
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AGM Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,928,053
1,990	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,130,594
4,960	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	5,300,355
1,500	5.000%, 10/15/32 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	1,601,550
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,793,472
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
2,730	5.000%, 2/01/35	2/22 at 100.00	AAA	3,186,047
3,335	5.000%, 2/01/37	2/22 at 100.00	AAA	3,854,626
3,420	5.000%, 2/01/42	2/22 at 100.00	AAA	3,944,081
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	5/22 at 100.00	AAA	6,935,940
	Series F-1, 5.000%, 5/01/39
40	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	40,161
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series	5/19 at 100.00	AAA	2,258,000
	2009A-1, 5.000%, 5/01/36
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
4,000	5.500%, 11/01/35	11/20 at 100.00	AAA	4,806,200
5,000	5.000%, 11/01/39	11/20 at 100.00	AAA	5,702,650
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%,	4/21 at 100.00	AA+	2,010,941
	4/01/33 – AGM Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
845	13.599%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	1,012,065
4,005	13.585%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	4,608,674
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,210,350
	4/01/16 – AGM Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA	1,056,880
	2004A, 5.000%, 4/01/22 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	10,766,597
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,892,474
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,073,940
	5.000%, 3/15/24 – AMBAC Insured
1,195	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,419,290
	5.000%, 3/15/30
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	12,647,628
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,019,460
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	3,374,988
	Series 1995, 5.600%, 4/01/15 – NPFG Insured
400	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	419,600
	2005B, 5.000%, 3/15/30 – AGM Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	2,083,376
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	3,131,730
6,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	6,547,080
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AA–	2,598,825
	2010A, 5.000%, 8/01/40 – AGM Insured
3,235	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	3,396,427
	2010C, 5.125%, 8/01/42 – AGM Insured
16,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	3,699,638
	0.000%, 8/01/39
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,549,872
63,295	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	9,107,518
44,175	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	5,903,547
321,015	Total Tax Obligation/Limited			226,512,331
	Transportation – 10.5% (6.9% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	981,513
1,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,072,160
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	7,862,396
	4.500%, 11/15/36 – AGM Insured
2,235	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	2,511,380
	Series 2011, 5.000%, 11/15/44
970	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	1,114,530
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,882,491
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	4,373,820
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	1,848,750
	AGM Insured (UB)
6,340	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	7,097,376
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,841,593
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,175	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	1,700,601
	Eighth Series 2008, Tender Option Bond Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	2,004,498
3,800	5.250%, 11/15/22 – NPFG Insured	3/13 at 100.00	A+	3,814,858
35,705	Total Transportation			39,105,966
	U.S. Guaranteed – 10.7% (7.0% of Total Investments) (4)
1,435	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	1,614,719
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	2,558,725
3,300	5.000%, 7/01/22 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	3,377,517
2,115	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (5)	2,271,256
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
990	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	1,089,129
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	1,833,616
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	4,321,640
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	1,080,410
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/13 at 100.00	AA+ (5)	10,161,400
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/13 at 100.00	AA+ (5)	4,609,845
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,615,863
1,555	4.750%, 11/15/22 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,615,863
205	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	Aa1 (5)	219,002
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 (Pre-refunded 6/15/14) – AMBAC Insured
1,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,707,174
	Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,938,984
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
100	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	110,013
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
38,510	Total U.S. Guaranteed			40,125,156
	Utilities – 12.1% (8.0% of Total Investments)
1,560	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,662,445
300	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	334,629
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	2,919,560
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	2,798,720
5,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	3,337,750
7,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	4,470,270
10,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	6,392,505
7,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	4,040,890
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	6,863,632
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	8,876,215
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	817,733
	5.000%, 12/01/35 – CIFG Insured
1,830	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,860,506
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	971,395
	11/15/19 – FGIC Insured
57,005	Total Utilities			45,346,250
	Water and Sewer – 10.7% (7.0% of Total Investments)
8,870	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	10,086,077
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	3,341,130
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	3,876,810
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	7,128,952
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
2,795	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,937,457
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/13 at 100.00	AAA	5,088,250
	Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,408,590
	6/01/28 – NPFG Insured (UB)
36,690	Total Water and Sewer			39,867,266
$ 652,785	Total Investments (cost $528,024,479) – 152.6%			570,229,247
	Floating Rate Obligations – (10.5)%			(39,390,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.3)% (6)			(161,700,000)
	Other Assets Less Liabilities – 1.2%%			4,416,649
	Net Assets Applicable to Common Shares – 100%			$ 373,555,896

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$570,229,247	$–	$570,229,247

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $492,506,256.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$44,560,214
Depreciation	(6,236,974)
Net unrealized appreciation (depreciation) of investments	$38,323,240

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013